Acquisition Purchase Price Allocation Table (Details) (USD $) In Millions, unless otherwise specified	10 Months Ended			12 Months Ended
	Nov. 15, 2010 Tropicana [Member]	May 04, 2012 Energy Segment [Member] CVR Energy, Inc. [Member]		Dec. 31, 2010 Gaming Segment [Member] Tropicana [Member]	Nov. 15, 2010 Gaming Segment [Member] Tropicana [Member]
Preliminary purchase price allocation: [Abstract]
Cash and cash equivalents					$ 164
Restricted cash					18
Accounts receivable, net					35
Property, plant and equipment, net		2,587			424
Intangible assets		358			79
Other assets					86
Assets acquired					806
Accounts payable					62
Accrued expenses and other liabilities					97
Debt		(912)			134
Deferred tax liabilities		(827)
Other assets and liabilities, net		805
Liabilities assumed					293
Fair value of identifiable net assets acquired		2,011			513
Fair value of non-controlling interests		(773)			237	[1]
business combination, net assets acquired net of non-controlling interest					276
IEP Parties equity interest in CVR prior to acquisition of controlling interest		378	[2]		251
Business Acquisition, Cost of Acquired Entity, Cash Paid		1,754.0			9.0
Fair value basis upon acquisition of controlling interest in Tropicana					260
Gain on acquisition	74			16 [3]
Business Acquisition, Purchase Price Allocation, Goodwill Amount		894
Total purchase price		$ 2,132
Noncontrolling interest, ownership percentage by noncontrolling owners of consolidated subsidiary					48.55%
Business combination, lack of control discount					5.00%

[1]	Fair value of non-controlling interests was based on the fair value of Tropicana's equity multiplied by 48.55%, the portion owned by the non-controlling interests, less a discount of 5% attributed to the lack of control and marketability due to the fact that non-controlling interests are held by public shareholders who do not have the ability to directly affect the cash flows of Tropicana. The 5% discount was based on the average trading price of all U.S. closed-end funds compared to their net asset values as of November 15, 2010 (date of acquisition).
[2]	Based on the Offer price of $30 per share of CVR common stock.
[3]	Included in other income (loss), net in our consolidated statements of operations.